INTANGIBLE ASSETS - Amortization period (Details)	12 Months Ended
Dec. 31, 2021
Telecommunications licenses, frequencies and permissions | Minimum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	3 years
Telecommunications licenses, frequencies and permissions | Maximum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	20 years
Software | Minimum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	3 years
Software | Maximum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	10 years
Brands and trademarks | Minimum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	3 years
Brands and trademarks | Maximum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	15 years
Customer relationships | Minimum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	10 years
Customer relationships | Maximum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	21 years
Other intangible assets | Minimum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	4 years
Other intangible assets | Maximum
Intangible assets
Useful life measured as period of time, intangible assets other than goodwill	10 years